Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2035 Fund	May 30, 2024
Fidelity Freedom Blend 2035 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	17.91%
Since Inception	1.39%	[1]
Fidelity Freedom Blend 2035 Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.13%
Since Inception	(0.25%)	[1]
Fidelity Freedom Blend 2035 Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.87%
Since Inception	0.73%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	7.61%
F0552
Average Annual Return:
Past 1 year	17.43%
Since Inception	1.77%

[1]	A From April 6, 2021 .